Deferred Revenue	12 Months Ended
Dec. 31, 2020
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure
17. Deferred Revenue
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2018	2019	2020
Deferred revenue - beginning of year	—	2,366	85,498
Additions	4,211	1,865,564	5,297,728
Recognition	(1,845)	(1,782,432)	(5,074,842)

Deferred revenue - end of year	2,366	85,498	308,384

Deferred revenue represents the transaction price allocated to the performance obligations that are unsatisfied, which primarily arises from the undelivered vehicles, charging piles, free charging within 4 years or 100,000 kilometers, the extended lifetime warranty, option between household charging pile, services of lifetime free charging in XPeng-branded charging station and charging card, lifetime warranty of battery as well as vehicle internet connection services, with unrecognized deferred revenue balance of RMB2,366, RMB85,498 and RMB308,384 as of December 31, 2018, 2019 and 2020, respectively.
The Group expects that 53% of the transaction price allocated to unsatisfied performance obligations which were accounted for as deferred revenue as of December 31, 2020 will be recognized as revenue during the period from January 1, 2021 to December 31, 2021. The remaining 47% will be substantially recognized during the period from January 1, 2022 to December 31, 2031.